NOTE 11 - STOCKHOLDERS' DEFICIENCY: Schedule of Warrants outstanding and exercisable by price range (Tables)	12 Months Ended
Dec. 31, 2020
2019 Omnibus Long-Term Incentive Plan
Schedule of Warrants outstanding and exercisable by price range

Outstanding Options			Exercisable Options
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.10	28,000,000	8.88	$0.10	28,000,000	$0.10
0.11	1,500,000	4.74	0.11	1,500,000	0.11
0.12	3,000,000	4.63	0.12	0	-
0.13	3,500,000	4.20	0.13	3,500,000	0.13
0.14	1,500,000	7.59	0.14	1,125,000	0.14
0.15	2,000,000	9.18	0.15	2,000,000	0.15
0.16	10,000,000	4.12	0.16	3,000,000	0.16
	49,500,000	7.18	$0.12	39,125,000	$0.11

Executive Compensation
Schedule of Warrants outstanding and exercisable by price range

Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$0.05	1,000,000	0.69	$0.05	1,000,000	$0.05
0.06	16,050,000	1.59	0.06	16,050,000	0.06
0.07	2,500,000	1.69	0.07	2,500,000	0.07
0.08	30,418,477	1.46	0.08	30,418,477	0.08
0.09	225,000	0.81	0.09	225,000	0.09
0.10	124,773,734	2.37	0.10	124,773,734	0.10
0.11	3,704,795	3.22	0.11	3,704,795	0.11
0.12	18,555,000	4.69	0.12	18,555,000	0.12
0.14	2,550,000	2.74	0.14	2,550,000	0.14
0.18	400,000	3.99	0.18	400,000	0.18
	200,177,006	4.34		200,177,006	$0.10